Defiance Next Gen H2 ETF
Schedule of Investments
March 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Consumer Staples - 3.4%
43,032	Pungkuk Alcohol Industry Company, Ltd.	$758,549
	Energy - 3.6%
77,781	Everfuel AS (a)	795,728
	Industrials - 84.4% (b)
1,112,397	AFC Energy plc (a)	986,853
54,120	Ballard Power Systems, Inc. (a)	1,317,281
37,224	Bloom Energy Corporation - Class A (a)	1,006,909
136,686	Cell Impact AB (a)	815,446
52,899	Ceres Power Holdings plc (a)	916,682
21,483	Doosan Fuel Cell Company, Ltd. (a)	973,782
1,254,000	dynaCERT, Inc. (a)	568,707
72,501	FuelCell Energy, Inc. (a)	1,044,739
53,427	Fusion Fuel Green plc - Class A (a)	715,922
186,747	Gencell, Ltd. (a)	817,617
124,476	Hexagon Purus Holding AS (a)	754,612
142,197	ITM Power plc (a)	928,950
23,001	McPhy Energy SA (a)	881,275
392,205	NEL ASA (a)	1,157,362
51,249	Plug Power, Inc. (a)	1,836,764
25,410	PowerCell Sweden AB (a)	751,546
8,670,915	Powerhouse Energy Group plc (a)	753,681
493,944	Proton Motor Power Systems plc (a)	504,303
25,740	SFC Energy AG (a)	818,319
26,136	S-Fuelcell Company, Ltd.	779,404
134,211	Xebec Adsorption, Inc. (a)	460,237
		18,790,391
	Materials - 8.2%
5,511	Air Liquide SA	902,253
3,300	Linde plc	924,462
		1,826,715
	TOTAL COMMON STOCKS (Cost $21,504,541)	22,171,383

	SHORT-TERM INVESTMENTS - 0.4%
76,771	First American Government Obligations Fund, Class X, 0.04% (c)	76,771
	TOTAL SHORT-TERM INVESTMENTS (Cost $76,771)	76,771

	TOTAL INVESTMENTS - 100.0% (Cost $21,581,312)	22,248,154
	Other Assets in Excess of Liabilities - 0.0% (d)	6,583
	NET ASSETS - 100.0%	$22,254,737

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2021.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$22,171,383	$-	$-	$22,171,383
Short-Term Investments	76,771	-	-	76,771
Total Investments in Securities	$22,248,154	$-	$-	$22,248,154
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.